LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of basic and diluted net loss per share

	Years ended December 31
	2020	2019

Net loss for the year	$907,225	$598,941

Weighted average common shares outstanding:
-Basic and diluted	6,384,153	6,000,000

Net loss per share
-Basic and diluted	$(0.14)	$(0.10)